Nicholas Nuclear Income ETF
Consolidated Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 70.3%		Shares	Value
Industrial Products - 17.9%
GE Vernova, Inc.(a)		530	$524,854
Lightbridge Corp.(a)(b)		36,481	300,603
NANO Nuclear Energy, Inc.(a)(b)		17,095	271,982
NuScale Power Corp. - Class A(a)(b)		35,795	301,394
			1,398,833

Materials - 20.3%
Cameco Corp.(a)		3,780	326,516
Centrus Energy Corp. - Class A(a)(b)		2,287	404,639
Energy Fuels, Inc.(a)(b)		20,318	232,438
NexGen Energy Ltd.(a)(b)		35,906	328,540
Uranium Energy Corp.(a)(b)		30,282	290,707
			1,582,840

Utilities - 32.1%(c)
Constellation Energy Corp.(a)		1,447	380,199
Dominion Energy, Inc.(a)		7,545	521,888
Duke Energy Corp.(a)		3,610	452,802
NextEra Energy, Inc.(a)		5,127	445,639
Oklo, Inc. - Class A(a)(b)		7,392	287,031
Vistra Corp.(a)		2,813	416,859
			2,504,418

TOTAL COMMON STOCKS (Cost $6,206,258)			5,486,091

EXCHANGE TRADED FUNDS - 11.7%		Shares	Value
Global X Uranium ETF(a)		23,421	915,058

TOTAL EXCHANGE TRADED FUNDS (Cost $1,172,229)			915,058

PURCHASED OPTIONS - 2.2%(b)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 1.0%
Global X Uranium ETF, Expiration: 8/7/2026; Exercise Price: $41.00	$914,238	234	8,775
Roundhill Uranium ETF, Expiration: 9/18/2026; Exercise Price: $28.01	1,547,799	561	68,773
			77,548

Put Options - 1.2%
Cameco Corp., Expiration: 8/7/2026; Exercise Price: $83.00	319,606	37	4,292
Centrus Energy Corp., Expiration: 8/21/2026; Exercise Price: $130.00	389,246	22	3,960
Constellation Energy Corp., Expiration: 8/14/2026; Exercise Price: $247.50	367,850	14	8,610

Dominion Energy, Inc., Expiration: 8/21/2026; Exercise Price: $70.00	$518,775	75	$11,813
Duke Energy Corp., Expiration: 8/21/2026; Exercise Price: $120.00	401,376	32	3,040
Duke Energy Corp., Expiration: 8/21/2026; Exercise Price: $115.00	50,172	4	160
Energy Fuels, Inc., Expiration: 8/14/2026; Exercise Price: $10.50	232,232	203	7,511
GE Vernova, Inc., Expiration: 8/7/2026; Exercise Price: $890.00	495,145	5	1,925
Lightbridge Corp., Expiration: 8/21/2026; Exercise Price: $5.00	299,936	364	1,456
NANO Nuclear Energy, Inc., Expiration: 8/7/2026; Exercise Price: $14.50	270,470	170	5,525
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $8.00	186,660	204	3,570
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $7.00	141,825	155	1,162
NextEra Energy, Inc., Expiration: 8/14/2026; Exercise Price: $84.00	443,292	51	2,729
NuScale Power Corp., Expiration: 8/7/2026; Exercise Price: $7.50	300,594	357	6,604
Oklo, Inc., Expiration: 8/14/2026; Exercise Price: $36.00	283,459	73	13,724
Uranium Energy Corp., Expiration: 8/7/2026; Exercise Price: $8.50	289,920	302	2,567
Vistra Corp., Expiration: 8/14/2026; Exercise Price: $144.00	414,932	28	15,540
			94,188

TOTAL PURCHASED OPTIONS (Cost $248,921)			171,736

SHORT-TERM INVESTMENTS - 16.8%
Money Market Funds - 16.8%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		1,309,430	1,309,430

TOTAL SHORT-TERM INVESTMENTS (Cost $1,309,430)			1,309,430

TOTAL INVESTMENTS - 101.0% (Cost $8,936,838)			$7,882,315
Liabilities in Excess of Other Assets - (1.0)%			(80,190)
TOTAL NET ASSETS - 100.0%			$7,802,125

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $1,684,691.
(b)	Non-income producing security.
(c)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.

Nicholas Nuclear Income ETF
Consolidated Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (4.9)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (0.2)%
Global X Uranium ETF, Expiration: 8/7/2026; Exercise Price: $39.50	$(914,238)	(234)	$(19,890)

Put Options - (4.7)%
Cameco Corp., Expiration: 8/7/2026; Exercise Price: $89.00	(319,606)	(37)	(15,355)
Centrus Energy Corp., Expiration: 8/21/2026; Exercise Price: $150.00	(389,246)	(22)	(13,090)
Constellation Energy Corp., Expiration: 8/14/2026; Exercise Price: $262.50	(367,850)	(14)	(17,290)
Dominion Energy, Inc., Expiration: 8/21/2026; Exercise Price: $72.50	(518,775)	(75)	(23,625)
Duke Energy Corp., Expiration: 8/21/2026; Exercise Price: $130.00	(401,376)	(32)	(18,240)
Duke Energy Corp., Expiration: 8/21/2026; Exercise Price: $125.00	(50,172)	(4)	(1,000)
Energy Fuels, Inc., Expiration: 8/14/2026; Exercise Price: $11.50	(232,232)	(203)	(16,849)
GE Vernova, Inc., Expiration: 8/7/2026; Exercise Price: $915.00	(495,145)	(5)	(3,525)
Lightbridge Corp., Expiration: 8/21/2026; Exercise Price: $7.50	(299,936)	(364)	(14,560)
NANO Nuclear Energy, Inc., Expiration: 8/7/2026; Exercise Price: $16.00	(270,470)	(170)	(15,300)
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $10.00	(186,660)	(204)	(22,950)
NexGen Energy Ltd., Expiration: 8/21/2026; Exercise Price: $9.00	(141,825)	(155)	(7,750)
NextEra Energy, Inc., Expiration: 8/14/2026; Exercise Price: $87.00	(443,292)	(51)	(7,420)
NuScale Power Corp., Expiration: 8/7/2026; Exercise Price: $8.50	(300,594)	(357)	(20,528)
Oklo, Inc., Expiration: 8/14/2026; Exercise Price: $39.50	(283,459)	(73)	(25,915)
Roundhill Uranium ETF, Expiration: 9/18/2026; Exercise Price: $28.01	(1,547,799)	(561)	(103,802)
Uranium Energy Corp., Expiration: 8/7/2026; Exercise Price: $9.50	(289,920)	(302)	(10,872)
Vistra Corp., Expiration: 8/14/2026; Exercise Price: $152.50	(414,932)	(28)	(26,180)
			(364,251)

TOTAL WRITTEN OPTIONS (Premiums received $428,016)			$(384,141)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.